SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Total cash in excess of FDIC limits of $250,000		$ 161,644	$ 949,677
Cash, FDIC amount	$ 250,000	$ 250,000	$ 250,000